Share capital and reserves (Details 2)	12 Months Ended
Dec. 31, 2025 shares $ / shares
Grant One Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	800,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.16
Risk free interest rate, stock options	2.93%
Expected life, stock options	5 years
Expected volatility, stock options	79.83%
Grant Two Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,035,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.10
Risk free interest rate, stock options	3.96%
Expected life, stock options	5 years
Expected volatility, stock options	71.15%
Grant Three Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	2,520,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	3.81%
Expected life, stock options	5 years
Expected volatility, stock options	70.98%
Grant Four Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.15
Risk free interest rate, stock options	2.87%
Expected life, stock options	5 years
Expected volatility, stock options	68.52%
Grant Five Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	600,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.18
Risk free interest rate, stock options	3.43%
Expected life, stock options	5 years
Expected volatility, stock options	68.61%